Provisions - Schedule of funding status of the defined benefit obligations, United Kingdom (Details) - United Kingdom - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Present value of the obligations	€ 9,451	€ 8,982	€ 15,392
Fair value of plan assets	10,208	10,152	17,244
Provisions - Provisions for pensions	(757)	(1,170)	(1,852)
Internal provisions for pensions	76	29	44
Net assets for pensions	€ (833)	€ (1,199)	€ (1,896)